UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Myers Capital Management LLC
          ----------------------------------------------------------------------
Address:  126 Cottage Place
          ----------------------------------------------------------------------
          Charlotte, NC  28207
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James M. Myers
          ----------------------------------------------------------------------
Title:    Owner & Sole Member
          ----------------------------------------------------------------------
Phone:    704-333-1710
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ James M. Myers                  Charlotte, NC                     5-14-2003
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        -------------------

Form 13F Information Table Entry Total:         52
                                        -------------------

Form 13F Information Table Value Total:      $60,982
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:             ITEM 7:             ITEM 8:
----------------------- --------------  ---------  ----------  -------- ------------------- ------------------  --------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT            MANAGERS       VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                         ----- ------ -------
                                                     VALUE      AMOUNT  ------- ----- ------                     (A)    (B)    (C)
                                                                          (A)    (B)   (C)                      SOLE   SHARED  NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
AFC Enterprises Inc        COM         00104Q107       499      37,100    sole                                                37,100
Alcon Inc                  COM         031162100     1,292      31,500    sole                                                31,500
Amgen Inc                  COM         035229103     1,283      22,300    sole                                                22,300
Anheuser Busch Companies
  Inc                      COM         044204105     1,211      25,974    sole                                                25,974
Ashland Inc                COM         049560105     1,095      36,900    sole                                                36,900
Atmos Energy Corp          COM         053611109     1,197      56,300    sole                                                56,300
Avery Denison Corp         COM         081437105       874      14,900    sole                                                14,900
Bemis Inc                  COM         084423102     1,328      31,574    sole                                                31,574
Berkshire Hathaway  CL A   COM         084670108     3,509          55    sole                                                    55
Caterpillar Inc            COM         149123101       915      18,600    sole                                                18,600
Coca Cola Co               COM         191216100       761      18,800    sole                                                18,800
Colgate Palmolive Co       COM         194162103     1,414      25,974    sole                                                25,974
Comcast Corp-Special
  Cl A-new                 COM         20030N200     1,274      46,350    sole                                                46,350
Danaher Corp               COM         235851102     1,466      22,300    sole                                                22,300
Deere & Co                 COM         244199105     1,091      27,800    sole                                                27,800
Dell Computer Corp         COM         247025109     1,671      61,200    sole                                                61,200
Donaldson Co Inc           COM         257651109     1,218      33,310    sole                                                33,310
Emerson Electric Co        COM         291011104     1,093      24,100    sole                                                24,100
Expeditors Intl Wash Inc   COM         29266M109       600      16,700    sole                                                16,700
Federal Express Corp       COM         302130109     1,022      18,550    sole                                                18,550
First Charter Corp-NC      COM         31428X106       578      33,386    sole                                                33,386
Harsco Corp                COM         319439105       302       9,900    sole                                                 9,900
Herley Industries Inc      COM         415864107       892      51,895    sole                                                51,895
IDT Corp                   COM         427398102     1,389      92,737    sole                                                92,737
Illinois Tool Works Inc    COM         448947101     1,291      22,200    sole                                                22,200
Istar Financial Inc        COM         45031U101     1,187      40,709    sole                                                40,709
Jefferson Pilot Corp       COM         452308109     1,565      40,674    sole                                                40,674
Kansas City Southn
  Inds Inc                 COM         475070108       834      74,308    sole                                                74,308
Leucadia National Corp     COM         485170302       543      15,200    sole                                                15,200
Molson Inc - A shs         COM         527288104     1,719      74,941    sole                                                74,941
New York St Elec &
  Gas Corp                 COM         608710307     1,168      65,617    sole                                                65,617
Newell Rubbermaid Inc      COM         651229106     1,314      46,348    sole                                                46,348
Northwest Natural Gas      COM         667655104     1,175      46,800    sole                                                46,800
PACTIV Corp                COM         695257105     1,506      74,200    sole                                                74,200
Pall Corp                  COM         696429307     1,114      55,700    sole                                                55,700
Pepsico Inc                COM         713448108     1,187      29,674    sole                                                29,674
Piedmont Nat Gas Inc       COM         720186105     1,694      47,514    sole                                                47,514
Praxair Inc                COM         74005P104     1,464      25,974    sole                                                25,974
Radio One Inc              COM         75040P108       981      74,091    sole                                                74,091
Scana Corp                 COM         80589M102     1,224      40,900    sole                                                40,900
Sea Containers Ltd -
  Cl A                     COM         811371707       237      34,324    sole                                                34,324
Sealed Air Corp New        COM         81211K100     1,982      43,100    sole                                                43,100
Smithfield Foods Inc       COM         832248108     1,316      74,246    sole                                                74,246
Southwest Gas Corp         COM         844895102     1,012      49,747    sole                                                49,747
Supervalu Inc              COM         868536103       863      55,700    sole                                                55,700
Univision Communica-
  tions Inc                COM         902984103     1,137      46,400    sole                                                46,400
USA Interactive            COM         914906102       646      24,100    sole                                                24,100
Vornado Realty Trust
  REIT                     COM         929042109       290       8,100    sole                                                 8,100
W. R. Berkeley Corp        COM         92924F106     1,192      27,828    sole                                                27,828
WGL Holdings               COM         98389B100     1,294      48,830    sole                                                48,830
XCEL Energy Inc            COM         98956P102     1,901     148,381    sole                                               148,381
Zimmer Hldgs Inc           COM         H01301102     1,172      24,100    sole                                                24,100